Government Bonds, Long-Term Notes Receivable And Other Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Notes Receivable Government Bonds And Other Long Term Assets [Abstract]
Summary of Roll forward Related to the Promissory Notes
The roll-forward related to the promissory notes as of December 31, 2020 is as follows:

	For the year ended December 31,
	2020(i)
Balance at the beginning of the year	Ps.	126,534,822
Collected promissory notes	(4,102,622)
Accrued interests	7,097,040
Interests received from promissory notes	(881,048)
Reversal of (impairment) of the promissory notes	8,000
Exchange from promissory notes to Bonds	(128,656,192)
Balance at the end of the period	Ps.	—
(i)Until November 19, 2020.

Summary of Balance of Government Bonds
As of December 31, 2022 and 2021, the balance of Government Bonds (see Note 15-A), includes Government Bonds valued at amortized cost as follows:

	2022		2021
Government bonds (1)	Ps.	110,179,517	Ps.	110,855,356
Less: current portion of Government Bonds, net of expected credit losses	46,526,257		1,253,451
Total long-term notes receivable	Ps.	63,653,260	Ps.	109,601,905
(1)As of December 31, 2022 and 2021, includes an expected credit loss of Ps. 9,717 and Ps. 13,038, respectively.

Summary of Roll forward of the Mexican Bonds
The roll-forward of the Mexican Bonds is as follows:

	December 31,
	2022		2021
Balance as of the beginning of the year	Ps.	110,855,356	Ps.	129,549,519
Government Bonds collected	—		(15,788,696)		(1)
Accrued interests	7,534,938		7,094,180
Interests received from bonds	(7,455,715)		(7,126,559)
Impact of the valuation of bonds in UDIs	491,975		459,149
Amortized cost	(1,250,358)		(3,336,781)
Reversal (Impairment) of bonds	3,321		4,544
Balance at the end of the year	Ps.	110,179,517	Ps.	110,855,356
(1)Government Bonds were collected on December 9, 2021.
Summary of Other Assets
At December 31, 2022 and 2021, the balance of other assets was as follows:

	December 31,
	2022		2021
Payments in advance (1)	Ps.	26,515,825	Ps.	35,931,167
Other	2,565,824		2,327,872
Insurance	1,621,076		853,891
Total other assets	Ps.	30,702,725	Ps.	39,112,930
(1)Mainly advance payments to contractors for the construction of the Dos Bocas Refinery through PTI ID.